Credit Facilities (Tables)	12 Months Ended
Jul. 02, 2017
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings Under the Credit Facilities

Outstanding borrowings under the credit facilities referenced in the above paragraph as of the end of 2017 and 2016 were as follows (thousands of dollars):

	July 2, 2017	July 3, 2016
STRATTEC Credit Facility	$16,000	$11,500
ADAC-STRATTEC Credit Facility	$14,000	$8,500

Schedule of Average Outstanding Borrowings and the Weighted Average Interest Rate

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2017 and 2016 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	Years Ended		Years Ended
	July 2, 2017	July 3, 2016	July 2, 2017	July 3, 2016
STRATTEC Credit Facility	$12,490	$7,608	1.8%	1.5%
ADAC-STRATTEC Credit Facility	$10,865	$4,443	1.8%	1.3%